ACCRUALS AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
ACCRUALS AND OTHER CURRENT LIABILITIES
Professional service fees	$ 1,182,056	$ 1,194,199
Payroll and related liabilities	1,097,013	1,177,301
Other taxes and surcharge	480,704	510,259
Others	56,265	119,749
Accruals and other current liabilities	$ 2,816,038	$ 3,001,508